UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Tax-Free Income Fund
November 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended November 30, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
during the reporting period due to increased demand for
goods amid supply-chain bottlenecks. During the period’s
second half, investors became concerned that new, swiftly
spreading COVID-19 variants could hinder the economic
recovery, and growth slowed in 2021’s third quarter.
During the reporting period, the U.S. Federal Reserve,
in its efforts to support U.S. economic activity, held the
federal funds rate unchanged at 0.25%, and it continued
broad quantitative easing measures to bolster credit
markets. The Federal Reserve also raised its economic
growth and inflation projections and announced plans to
begin decreasing its asset purchases in November, while
delaying any interest rate increases until reaching its goal of maximum U.S. employment.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +0.56%
cumulative total return as investors were attracted to tax-
free income in a stable interest-rate environment.
1
Factors
contributing to this investment environment for municipals
included fluctuating demand, the reopening of businesses
and increased consumer spending that benefited municipal
security issuers, and actions by the Federal Reserve to help maintain a low interest-rate environment.
Franklin New York Tax-Free Income Fund’s semiannual
report includes more detail about municipal bond market
conditions and a discussion from the portfolio managers.
In addition, on our website, franklintempleton.com , you
can find updated commentary by our municipal bond team.
Municipal bonds provide tax-free income and diversification
from equities. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of November
30, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin New York Tax-Free Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 24
Notes to Financial Statements 28
Shareholder Information 35
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin New York Tax-Free Income Fund
This semiannual report for Franklin New York Tax-Free
Income Fund covers the period ended November 30, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal, New York State and New
York City personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.
1
As a non-fundamental policy, the Fund also normally invests
at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.

The Fund
only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.38 on May 31, 2021, to $11.31
on November 30, 2021. The Fund’s Class A shares paid
dividends totaling 12.7641 cents per share for the reporting period.

The Performance Summary beginning on page 6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.09% based on
an annualization of November’s 2.0450 cents per share
dividend and the maximum offering price of $11.75 on
November 30, 2021. An investor in the 2021 maximum
combined federal and New York State and City personal
income tax bracket of 55.58% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.70% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ended November 30, 2021, the U.S.
and the rest of the world continued to manage through the
COVID-19 pandemic that has caused significant economic
and personal hardship. Daily new COVID-19 case rates rose
dramatically throughout the summer as the Delta variant
caused a large number of breakthrough cases (infections
of vaccinated individuals). The U.S. Food and Drug
Administration approved booster shots for most individuals to further increase immunity. However, at the end of November
2021, there emerged a new variant to the disease labeled
“Omicron,” which initially appeared in Africa, but quickly
spread to Europe. U.S. health officials believed that it was only a matter of time until this new strain reached the U.S.
Although there is little information available about the
mutation, there are concerns that it could be more resistant to current vaccines. U.S. officials, including President Biden, have stated that there are no intentions of returning the U.S.
to economic shutdowns, but people’s fears may influence
behavior that could stall economic growth.
Third-quarter 2021 U.S. gross domestic product growth
disappointed many economists. Employment improved,
driving the unemployment rate to 4.2% in November 2021,
down from a peak of 14.8% seen in April 2020. Global
supply-chain bottlenecks and rising input prices continued to plague the manufacturing sector, limiting output growth that has been met with high levels of demand for goods. Inflation still remains a major concern for markets as consumer short-
term inflation expectations continue to rise.
At its November meeting, the U.S. Federal Reserve (Fed)
announced that beginning in November 2021, it will start to
taper its purchases of both U.S. Treasuries (USTs) and
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on
Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin New York Tax-Free Income Fund

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Semiannual Report
agency mortgage-backed securities (MBS) by $10 billion and
$5 billion per month, respectively. At this pace, purchases
would end by summer 2022. The removal of this price-
insensitive UST and MBS buyer may lead, in our opinion, to
increased volatility in markets, which could put pressure on municipal bond (muni) valuations as they tend to lag UST
yield curve changes. The Fed acknowledged that inflation
pressures have been stronger than previously projected, and
that the risks to the outlook are skewed more in the direction of higher inflation.
Strong demand pushed ratios of 30-year muni bonds versus
UST yields in June 2021 to all-time lows. Although these—
and ratios for other maturities—have since increased, they
remain at historically rich levels. At times of increased UST volatility throughout the six months under review, muni
bond valuations suffered declines, partially due to lower
demand, only to rally once stability returned to the market.
Muni issuer fundamentals remained strong as they have
benefited from direct fiscal support from the U.S. government and the reopening of businesses, leading to increased
consumer spending. In November 2021, the U.S. Congress
and President Biden passed a $1.1 trillion infrastructure
bill, which included $550 billion in new spending with the
remainder set to fund the reauthorization of the Highway
Trust Fund. The new spending is spread out over a number
of transportation subsectors. Funds will be available in
increments over the next five years and could result in
additional muni issuance. This will take time as projects are selected and plans are created and executed. With funding
coming in over several years, the impact on the muni market
is also expected to play out over several years.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +9.38%
total return for the period.
3
Investment-grade muni bonds,
as measured by the Bloomberg Municipal Bond Index,
posted a +0.56% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a +1.43% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+1.94% total return.

State Update
During the six-month period, New York’s economy continued
its relatively slow recovery from the COVID-19-induced
economic downturn. New York City was hit disproportionately
hard by the pandemic, and as of June the state’s economic
output, which generates above-average income and wealth
levels, was still significantly smaller than February 2020
levels. New York’s unemployment rate began the period at
7.8% and ended at 6.6%, compared with the 4.2% national
rate. Better-than-expected revenue collections, new taxes
and federal resources erased a projected fiscal 2022 budget
gap, allowing increased school aid, recovery initiatives and higher Medicaid enrollments. New York’s net tax-supported
debt was moderately high at $3,614 per capita and 4.8%
of personal income, compared with the $1,039 and 1.9%
national medians, respectively.

Independent credit rating
agency Moody’s Investors Service affirmed its Aa2 rating
and revised the outlook from stable to positive on New
York’s general obligation debt.
5
Moody’s rating reflected its
view of the state’s large and diverse economy, sound fund
balance and liquidity, and moderate leverage. The rating
also recognizes New York’s challenges of retaining healthy
liquidity as budgetary spending grows amid the phasing
out of federal aid. The rating also incorporates the risks
associated with the state-run Metropolitan Transit Authority and uncertainties regarding the recovery of New York City,
a key driver of the state’s economy. Moody’s revision of its outlook from stable to positive reflects improved finances
given federal aid and better-than-expected tax revenues.
*Does not include cash and cash equivalents.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
Portfolio Composition
11/30/21
% of Total
Investments*
Special Tax 22.27%
Transportation 17.11%
Utilities 15.42%
Education 9.63%
Industrial Dev. Revenue and Pollution Control 9.29%
Health Care 6.10%
Local 5.52%
Housing 4.95%
Lease 4.71%
Other Revenue Bonds 2.79%
Refunded 1.19%
State General Obligation 1.02%
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Franklin New York Tax-Free Income Fund

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Semiannual Report
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
The combination of our value-oriented philosophy of
investing primarily for income and a positive-sloping
municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, led
us to favor longer-term bonds during the reporting period.
Consistent with our strategy, we sought to remain close
to fully invested in bonds ranging from 20 to 30 years in
maturity with good call features. In line with our relative
value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles
designed to leverage the portfolio. During the period, the
Fund had no exposure to inverse floaters or any other form
of leverage. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of November 30, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of November 30, 2021
Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 11/30/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +0.51% -3.26%
1-Year +2.40% -1.44%
5-Year +17.12% +2.42%
10-Year +34.30% +2.60%
Advisor
6-Month +0.63% +0.63%
1-Year +2.74% +2.74%
5-Year +18.47% +3.45%
10-Year +36.58% +3.17%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yiel d
7
Taxable Equivalent
30-Day
Standardized Yield

A 2.09% 4.70% 0.68% 1.53%
Advisor 2.43% 5.47% 0.95% 2.14%
See page 7 for Performance Summary footnotes.

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s November’s dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and New York state and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/21–11/30/21)
Share Class
Net Investment
Income
A $0.127641
A1 $0.136328
C $0.104459
R6 $0.144760
Advisor $0.142109
Total Annual Operating Expenses
8
Share Class
A 0.78%
Advisor 0.53%

Your Fund’s Expenses
Franklin New York Tax-Free Income Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 6/1/21
Ending
Account
Value 11/30/21
Expenses
Paid During
Period
6/1/21–11/30/21
1
Ending
Account
Value 11/30/21
Expenses
Paid During
Period
6/1/21–11/30/21
1
a
Net
Annualized
Expense
Ratio
A $1,000 $1,005.10 $4.00 $1,021.08 $4.03 0.80%
A1 $1,000 $1,005.80 $3.24 $1,021.84 $3.27 0.64%
C $1,000 $1,003.00 $6.00 $1,019.08 $6.05 1.20%
R6 $1,000 $1,006.60 $2.49 $1,022.59 $2.51 0.49%
Advisor $1,000 $1,006.30 $2.74 $1,022.34 $2.76 0.54%

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.38 $11.09 $11.10 $10.75
Income from investment operations
b
:
Net investment income
c
...................................... 0.13 0.28 0.29 0.24
Net realized and unrealized gains (losses) ........................ (0.07) 0.29 (0.01) 0.34
Total from investment operations ................................. 0.06 0.57 0.28 0.58
Less distributions from:
Net investment income ....................................... (0.13) (0.28) (0.29) (0.23)
Net asset value, end of period ................................... $11.31 $11.38 $11.09 $11.10
Total return
d
................................................ 0.51% 5.15% 2.51% 5.46%
Ratios to average net assets
e
Expenses
f
.................................................. 0.80% 0.78% 0.78% 0.78%
Net investment income ........................................ 2.22% 2.48% 2.59% 3.09%
Supplemental data
Net assets, end of period (000’s) ................................. $425,794 $367,358 $291,562 $177,982
Portfolio turnover rate ......................................... 9.30% 12.15% 21.27% 19.78%
a
For the period September 10, 2018 (effective date) to May 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.39 $11.10 $11.10 $10.86 $11.20 $11.54
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.30 0.31 0.35 0.37 0.39
Net realized and unrealized gains (losses) (0.07) 0.28 (0.01) 0.25 (0.34) (0.33)
Total from investment operations ........ 0.07 0.58 0.30 0.60 0.03 0.06
Less distributions from:
Net investment income .............. (0.14) (0.29) (0.30) (0.36) (0.37) (0.40)
Net asset value, end of period .......... $11.32 $11.39 $11.10 $11.10 $10.86 $11.20
Total return
c
....................... 0.58% 5.31% 2.75% 5.67% 0.26% 0.52%
Ratios to average net assets
d
Expenses ......................... 0.64%
e
0.63%
e
0.63%
e
0.63%
e
0.64% 0.61%
Net investment income ............... 2.37% 2.63% 2.74% 3.24% 3.33% 3.45%
Supplemental data
Net assets, end of period (000’s) ........ $2,676,009 $2,775,454 $2,902,606 $3,192,168 $3,421,773 $3,892,131
Portfolio turnover rate ................ 9.30% 12.15% 21.27% 19.78% 10.58% 17.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.38 $11.08 $11.09 $10.85 $11.19 $11.52
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.24 0.24 0.29 0.31 0.33
Net realized and unrealized gains (losses) (0.07) 0.29 (0.01) 0.25 (0.34) (0.33)
Total from investment operations ........ 0.03 0.53 0.23 0.54 (0.03) —
Less distributions from:
Net investment income .............. (0.10) (0.23) (0.24) (0.30) (0.31) (0.33)
Net asset value, end of period .......... $11.31 $11.38 $11.08 $11.09 $10.85 $11.19
Total return
c
....................... 0.30% 4.83% 2.10% 5.10% (0.31)% 0.04%
Ratios to average net assets
d
Expenses ......................... 1.20%
e
1.18%
e
1.18%
e
1.18%
e
1.19% 1.16%
Net investment income ............... 1.83% 2.10% 2.19% 2.69% 2.78% 2.90%
Supplemental data
Net assets, end of period (000’s) ........ $142,712 $202,215 $257,275 $332,093 $506,155 $614,981
Portfolio turnover rate ................ 9.30% 12.15% 21.27% 19.78% 10.58% 17.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
Year Ended
May 31, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.41 $11.11 $11.12 $10.88 $11.15
Income from investment operations
b
:
Net investment income
c
......................... 0.14 0.31 0.32 0.36 0.33
Net realized and unrealized gains (losses) ........... (0.07) 0.30 (0.01) 0.25 (0.32)
Total from investment operations .................... 0.07 0.61 0.31 0.61 0.01
Less distributions from:
Net investment income .......................... (0.14) (0.31) (0.32) (0.37) (0.28)
Net asset value, end of period ...................... $11.34 $11.41 $11.11 $11.12 $10.88
Total return
d
................................... 0.66% 5.54% 2.80% 5.80% 0.13%
Ratios to average net assets
e
Expenses ..................................... 0.49%
f
0.50%
f
0.50%
f
0.50%
f,g
0.50%
g
Net investment income ........................... 2.51% 2.76% 2.87% 3.37% 3.47%
Supplemental data
Net assets, end of period (000’s) .................... $98,011 $89,785 $71,991 $62,689 $60,363
Portfolio turnover rate ............................ 9.30% 12.15% 21.27% 19.78% 10.58%
a
For the period August 1, 2017 (effective date) to May 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2021
(unaudited)
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.40 $11.10 $11.11 $10.87 $11.21 $11.55
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.31 0.32 0.36 0.38 0.40
Net realized and unrealized gains (losses) (0.07) 0.29 (0.02) 0.25 (0.34) (0.33)
Total from investment operations ........ 0.07 0.60 0.30 0.61 0.04 0.07
Less distributions from:
Net investment income .............. (0.14) (0.30) (0.31) (0.37) (0.38) (0.41)
Net asset value, end of period .......... $11.33 $11.40 $11.10 $11.11 $10.87 $11.21
Total return
c
....................... 0.63% 5.50% 2.76% 5.77% 0.35% 0.61%
Ratios to average net assets
d
Expenses ......................... 0.54%
e
0.53%
e
0.53%
e
0.53%
e
0.54% 0.51%
Net investment income ............... 2.47% 2.73% 2.84% 3.34% 3.43% 3.55%
Supplemental data
Net assets, end of period (000’s) ........ $291,017 $287,411 $266,050 $220,727 $240,101 $312,544
Portfolio turnover rate ................ 9.30% 12.15% 21.27% 19.78% 10.58% 17.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited), November 30, 2021
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.7%
Florida 0.6%
Capital Trust Agency, Inc. ,
Revenue, 2021 A-1, 3.75%, 12/01/36 ................................... $ 18,760,000 $ 18,802,773
Revenue, 2021 A-2, 5.5%, 12/01/30 .................................... 3,020,000 3,030,630
21,833,403
Illinois 1.7%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 6,211,124
a
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 7,978,445
a
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 11,646,513
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 10,000,000 11,699,441
GO, 2016, 5%, 11/01/34 ............................................. 1,660,000 1,947,979
GO, 2017 C, 5%, 11/01/29 ........................................... 7,000,000 8,412,246
GO, 2017 D, 5%, 11/01/27 ........................................... 4,850,000 5,869,161
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,447,341
GO, 2021 A, 5%, 3/01/33 ............................................ 2,500,000 3,195,756
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 3,151,283
GO, 2021 A, 4%, 3/01/41 ............................................ 1,000,000 1,161,646
62,720,935
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,703,132
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,000,000 2,517,278
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 3,137,695
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,000,000 5,706,752
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,500,000 1,762,075
14,826,932
New York 96.3%
Albany Capital Resource Corp. , Equitable School Revolving Fund LLC Obligated
Group , Revenue , 2021 D , 4% , 11/01/46 ................................. 2,000,000 2,354,819
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 20,553,051
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,667,871
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 8,862,898
Broome County Local Development Corp. ,
a
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ 1,600,000 1,797,942
a
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,706,366
a
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 1,284,008
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 1,545,000 1,624,276
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/50 ........................................ 5,500,000 5,751,968
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 1,120,025
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 1,101,076
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,819,244
Build NYC Resource Corp. , Academic Leadership Charter School , Revenue , 2021 , 4% ,
6/15/36 ......................................................... 400,000 454,501
City of New Rochelle ,
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/40 .................... 1,250,000 1,401,628
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/45 .................... 1,425,000 1,589,302

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... $ 145,000 $ 145,632
GO, 2006 G, AMBAC Insured, 5%, 8/01/22 ............................... 10,000 10,039
GO, 2014 J, Refunding, 5%, 8/01/32 ................................... 10,000,000 11,166,582
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 20,640,000 23,454,499
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 11,353,489
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,538,698
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,402,002
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,699,991
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 8,351,271
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 7,608,276
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 19,902,200
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 9,191,610
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 15,253,449
GO, 2018 F-1, 5%, 4/01/40 .......................................... 6,830,000 8,390,266
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 12,208,137
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 11,606,821
GO, 2019 D-1, 5%, 12/01/44 ......................................... 10,000,000 12,455,507
GO, 2020 A(A-1), 5%, 8/01/43 ........................................ 5,000,000 6,222,880
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,554,245
County of Nassau , GO , 2013 C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 28,100,497
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 223,151
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 235,265
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 250,000 317,518
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 233,482
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 233,155
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 290,963
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 290,626
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... 100,000 115,996
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 115,781
Health QuestSystems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 12,482,412
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 2,198,547
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 3,000,000 3,450,368
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 6,064,323
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 6,544,124
Erie County Industrial Development Agency (The) , Buffalo City School District ,
Revenue , 2013 A , Refunding , 5% , 5/01/28 ............................... 8,100,000 8,616,783
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,518,349
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 6,338,974
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 694,628
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 862,140
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 751,730
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 3,147,181
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 23,698,240
Revenue, 2017 A, Refunding, 4%, 2/15/44 ............................... 13,680,000 15,461,992
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 17,734,235
Long Island Power Authority ,
Revenue, 2012 A, 5%, 9/01/42 ........................................ 500,000 517,211
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/42 ............................ 14,200,000 14,711,734
Revenue, 2014 A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,548,168
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... 5,000,000 5,915,022
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,794,434
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 21,184,337
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 6,266,884

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority, (continued)
Revenue, 2019 A, 4%, 9/01/37 ........................................ $ 19,550,000 $ 22,876,452
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,944,959
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 2,446,164
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 8,183,402
Revenue, 2012 C, 5%, 11/15/31 ....................................... 10,000,000 10,411,670
Revenue, 2012 C, 5%, 11/15/41 ....................................... 10,670,000 11,099,860
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,683,401
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,713,777
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,399,583
Revenue, 2015 A-1, 5%, 11/15/45 ..................................... 10,000,000 11,144,897
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,693,686
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 7,007,173
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,667,906
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 21,558,958
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 12,079,468
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,895,499
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 7,529,500
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 22,333,018
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 5,551,404
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 9,318,502
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 12,140,295
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,636,938
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 1,000,000 1,144,921
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 4,000,000 4,570,521
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 5,688,495
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 36,063,715
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 7,349,444
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 6,051,206
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 16,256,578
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 15,000,000 17,224,930
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,100,000 1,314,083
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 9,851,817
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 1,265,000 1,479,187
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 1,080,000 1,255,548
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,828,274
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,376,593
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,774,400
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,298,024
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 2,043,177
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 44,445,000 50,687,309
University of Rochester, Revenue, 2020 A, 4%, 7/01/50 ..................... 4,000,000 4,641,536
New York City ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 27,494,002
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 40,309,603
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 25,190,345
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 46,368,069
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 18,565,543
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 34,537,990
Water & Sewer System, Revenue, 2019 FF-1, 4%, 6/15/49 ................... 10,000,000 11,630,497
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 12,808,559
Water & Sewer System, Revenue, 2020 BB-1, 4%, 6/15/49 .................. 20,000,000 23,463,102

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... $ 610,000 $ 808,764
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 835,440
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 886,280
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 602,887
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 647,434
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 678,372
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 422,995
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 448,188
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 1,166,765
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 1,022,357
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 1,339,467
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 2,124,583
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 1,035,095
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 49,905,000 54,112,675
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,890,000 10,191,868
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 5,218,797
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 10,108,414
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 5,261,573
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 10,513,599
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 6,454,789
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 20,929,808
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 5,279,279
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 12,981,564
Building Aid, Revenue, 2020 S-1, 4%, 7/15/43 ............................ 11,800,000 13,854,682
Building Aid, Revenue, 2020 S-1, 4%, 7/15/44 ............................ 12,275,000 14,384,726
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 47,798,361
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/38 ...................... 17,000,000 18,575,371
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/39 ...................... 24,135,000 26,360,616
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/40 ...................... 18,300,000 19,979,243
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 10,115,000 11,280,723
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 11,373,750
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 11,366,992
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 15,744,554
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 7,911,261
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 5,242,104
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 3,989,087
Future Tax Secured, Revenue, 2018 A-3, 4%, 8/01/43 ...................... 5,645,000 6,449,195
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 21,238,669
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 8,547,884
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 6,198,346
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,764,290
Future Tax Secured, Revenue, 2020 A, 4%, 5/01/44 ........................ 10,000,000 11,644,654
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,267,226
Future Tax Secured, Revenue, F-1, 5%, 2/01/36 ........................... 8,250,000 8,686,946
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,870,811
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 50,000,000 50,134,025
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 18,719,228
7 World Trade Center II LLC, Revenue, 2012, 1, Refunding, 5%, 9/15/40 ........ 18,000,000 18,225,052
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 122,182,784
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 40,175,028

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/50 ...........
$ 20,000,000 $ 23,487,082
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 4,635,000 4,653,413
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 301,330
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,174
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,241
Revenue, 2010 A, AGMC Insured, 5%, 10/01/22 ........................... 395,000 396,540
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 712,791
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,881,502
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 2,423,862
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 1,435,236
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 1,427,577
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 2,476,702
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 6,327,234
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 6,097,056
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,768,626
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 15,956,186
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 5,195,102
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 1,131,275
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 597,151
c
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 375,000 469,423
c
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,370,870
a
Iona College, Revenue, 2022, 5%, 7/01/31 ............................... 325,000 409,106
a
Iona College, Revenue, 2022, 5%, 7/01/32 ............................... 300,000 383,831
a
Iona College, Revenue, 2022, 5%, 7/01/37 ............................... 225,000 284,527
a
Iona College, Revenue, 2022, 5%, 7/01/42 ............................... 275,000 343,485
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 5,672,023
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 1,000,000 1,225,996
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 1,500,000 1,716,110
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 10,770,000 12,259,434
New School (The), Revenue, 2015 A, 5%, 7/01/40 ......................... 5,120,000 5,844,956
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 440,142
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 764,458
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 8,725,000 9,949,811
New York University, Revenue, 2015 A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,695,694
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 6,092,914
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 8,223,452
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,652,178
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,979,622
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 62,915,595
Northwell Health Obligated Group, Revenue, 2009 B, 5%, 5/01/39 ............. 10,000,000 10,181,871
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 12,492,666
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,254,290
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,111,592
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,110,501
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 8,043,240
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 4,283,572
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 35,100,000 40,849,945
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 10,420,000 12,097,463
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 4,335,923
Rockefeller University (The), Revenue, 2019 B, 5%, 7/01/50 .................. 6,500,000 8,204,005
Rockefeller University (The), Revenue, 2019 C, Refunding, 4%, 7/01/49 ......... 9,250,000 10,917,917
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 10,000,000 12,814,499
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,573,599
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,914,413

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... $ 3,700,000 $ 4,215,285
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,274,404
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 7,327,129
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 255,061
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 873,311
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,730,354
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,304,078
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 9,971,555
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 6,019,128
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 6,017,917
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,940,000 10,746,438
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 5,000 6,103
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 12,373
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 11,481,683
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 18,559
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/41 ......... 12,410,000 15,110,439
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 6,186
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 4,590,000 5,577,783
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 22,732,825
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,908
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 12,258,089
State of New York Personal Income Tax, Revenue, 2019 A, Refunding, 4%, 3/15/49 10,000,000 11,557,240
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/31 ................. 15,685,000 17,306,751
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/44 ................. 37,250,000 40,912,942
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/40 ................. 12,640,000 14,591,327
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/41 ................. 10,520,000 12,135,534
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 11,919,628
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 29,218,626
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 37,508,549
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 12,044,262
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 12,030,788
State of New York Sales Tax, Revenue, 2017 A, 4%, 3/15/46 ................. 16,515,000 18,581,649
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 6,235,000 7,677,543
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 28,644,150
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/48 ................. 10,000,000 11,440,630
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 6,105,046
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 19,352,890
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 19,715,000 24,604,559
State University Construction Fund, Revenue, 2005 A, AGMC, FGIC Insured, 5.5%,
5/15/22 ........................................................ 5,000,000 5,121,842
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/28 ............ 4,000,000 4,087,311
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/29 ............ 3,000,000 3,065,205
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/30 ............ 1,000,000 1,021,781
State University of New York, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 ...... 5,000,000 5,376,594
State University of New York, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/43 ...... 4,150,000 4,462,573
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/35 ........ 2,000,000 2,427,704
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/36 ........ 1,500,000 1,821,022
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/37 ........ 2,000,000 2,427,985
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/38 ........ 1,000,000 1,213,733
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/42 ........ 3,750,000 4,539,188
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/46 ........ 4,000,000 4,931,861

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University of New York, Revenue, 2018 A, 5%, 7/01/43 ................. $ 4,300,000 $ 5,246,741
State University of New York, Revenue, 2018 A, 5%, 7/01/48 ................. 13,925,000 16,945,618
State University of New York, Revenue, 2019 A, 3%, 7/01/42 ................. 4,165,000 4,432,024
State University of New York, Revenue, 2019 A, 4%, 7/01/43 ................. 1,200,000 1,388,441
a
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 4,670,000 5,358,033
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,359,930
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 34,614,398
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 10,210,349
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 15,063,783
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 9,263,618
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 6,336,292
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 2,993,802
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 12,000,000 13,860,962
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 4,388,291
Revenue, 2019 B, 4%, 1/01/50 ........................................ 40,000,000 45,941,336
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 3,183,105
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,665,303
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 11,601,384
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 28,959,615
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/32 ................. 11,100,000 11,275,656
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 18,092,820
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 10,262,432
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 12,372,761
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 3,000,000 3,510,419
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 9,400,000 11,680,678
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 3,540,000 4,358,771
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 26,500,000 30,680,937
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 2,478,524
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 6,895,775
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 22,659,903
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 251,387
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 438,928
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 344,735
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 458,695
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 400,000 459,647
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/41 ... 2,155,000 2,461,055
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 1,032,609
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/37 ... 2,000,000 2,528,926
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/38 ... 2,000,000 2,524,323
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 8,010,000 9,284,586
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/40 ... 6,225,000 7,202,837
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 6,600,000 7,595,351
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/42 ... 3,885,000 4,466,247
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 4,603,087
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 232,501
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 283,645
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 571,311
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 1,010,734
a
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 896,480
a
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. 315,000 357,864

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga Civic Development Corp., (continued)
a
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. $ 350,000 $ 396,709
a
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 535,799
a
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 594,700
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 6,362,190
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 12,000,000 14,122,804
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/49 ................ 5,000,000 5,874,146
Oswego County Industrial Development Agency , Oswego City School District ,
Revenue , 2006 , XLCA Insured , 5% , 12/15/30 ............................. 1,805,000 1,808,148
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 11,556,413
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 12,009,667
Revenue, 2016, 4%, 9/01/49 ......................................... 11,815,000 13,735,875
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,240,639
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 14,661,527
Revenue, Two Hundred And Seventeen, 4%, 11/01/41 ...................... 10,000,000 11,819,870
Revenue, Two Hundred And Seventeen, 5%, 11/01/44 ...................... 5,000,000 6,328,828
Revenue, Two Hundred Eleventh, Refunding, 5%, 9/01/48 ................... 25,000,000 30,661,065
Revenue, Two Hundred Fifth, Refunding, 5%, 11/15/47 ...................... 26,340,000 32,189,703
Revenue, Two Hundred Fourteen, 4%, 9/01/38 ............................ 7,110,000 8,333,337
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,607,013
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 3,100,122
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 7,820,075
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/34 ............... 125,000 159,358
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/35 ............... 585,000 744,589
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/36 ............... 100,000 127,337
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/37 ............... 120,000 152,433
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/38 ............... 125,000 158,476
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/39 ............... 150,000 189,760
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/40 ............... 475,000 598,846
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/41 ............... 125,000 157,203
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 230,000 291,346
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... 245,000 309,845
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... 250,000 315,804
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 265,000 333,940
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... 225,000 282,984
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 200,000 250,998
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... 225,000 281,406
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 275,000 343,095
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 29,094,785
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,973,094
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 3,133,185
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. 2,250,000 2,956,583
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,855,793
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,941,443
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,510,707
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 1,204,824
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,759,290
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,692,942
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,598,898
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 5,279,211
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 5,000,000 5,786,130

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4%, 7/01/35 ................................. $ 735,000 $ 867,847
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 880,020
Triborough Bridge & Tunnel Authority ,
Revenue, 2013 C, 5%, 11/15/38 ....................................... 5,000,000 5,313,886
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,771,382
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 11,055,000 13,443,819
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 6,956,945
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 15,674,902
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 25,653,443
Revenue, 2017 B, Refunding, 5%, 11/15/37 .............................. 18,190,000 22,125,226
Revenue, 2019 A, 5%, 11/15/49 ....................................... 9,000,000 11,179,687
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 12,751,858
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 119,334
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 190,828
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 214,516
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 333,079
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 5,770,456
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 5,000,000 6,400,116
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/39 ...... 2,500,000 3,180,922
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,770,349
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,203,630
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,500,210
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 23,444,004
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 11,650,375
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 33,870,000 40,053,050
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 6,808,121
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 12,379,038
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 10,510,476
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,612,839
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,592,063
3,497,892,129
Wisconsin 0.6%
b
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 23,600,000 23,600,000
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,138,691
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 145,000 157,310
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 200,000 215,895
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,005,000 1,091,999
2,603,895
Total U.S. Territories .................................................................... 2,603,895
Total Municipal Bonds (Cost $3,316,478,356) ...................................
3,623,477,294
a a a a

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 34 .
Short Term Investments 0.4%
a a
Principal
Amount
a
Value
Municipal Bonds 0.4%
New York 0.4%
d
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.03% , 11/01/31 ........... $ 7,000,000 $ 7,000,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.03% , 1/01/34 4,200,000 4,200,000
d
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2013 C-4 ,
Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.04% , 11/01/36 2,200,000 2,200,000
13,400,000
Total Municipal Bonds (Cost $13,400,000) ......................................
13,400,000
Total Short Term Investments (Cost $13,400,000 ) ................................
13,400,000
a
Total Investments (Cost $3,329,878,356) 100.1% ................................
$3,636,877,294
Other Assets, less Liabilities (0.1)% ...........................................
(3,334,724)
Net Assets 100.0% ...........................................................
$3,633,542,570
a
Security purchased on a when-issued basis. See Note 1(b).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $28,063,161, representing 0.8% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
November 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,329,878,356
Value - Unaffiliated issuers .................................................................. $3,636,877,294
Cash .................................................................................... 137,852
Receivables:
Investment securities sold ................................................................... 36,907,408
Capital shares sold ........................................................................ 924,509
Interest ................................................................................. 39,522,989
Total assets .......................................................................... 3,714,370,052
Liabilities:
Payables:
Investment securities purchased .............................................................. 73,676,238
Capital shares redeemed ................................................................... 4,100,655
Management fees ......................................................................... 1,381,134
Distribution fees .......................................................................... 383,201
Transfer agent fees ........................................................................ 37,992
Trustees' fees and expenses ................................................................. 35,159
Distributions to shareholders ................................................................. 1,040,778
Accrued expenses and other liabilities ........................................................... 172,325
Total liabilities ......................................................................... 80,827,482
Net assets, at value ................................................................. $3,633,542,570
Net assets consist of:
Paid-in capital ............................................................................. $3,663,907,720
Total distributable earnings (losses) ............................................................. (30,365,150)
Net assets, at value ................................................................. $3,633,542,570

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
November 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $425,793,773
Shares outstanding ........................................................................ 37,632,782
Net asset value per share
a
.................................................................. $11.31
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.75
Class A1:
Net assets, at value ....................................................................... $2,676,009,225
Shares outstanding ........................................................................ 236,345,420
Net asset value per share
a
.................................................................. $11.32
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.76
Class C:
Net assets, at value ....................................................................... $142,711,957
Shares outstanding ........................................................................ 12,618,987
Net asset value and maximum offering price per share
a
............................................. $11.31
Class R6:
Net assets, at value ....................................................................... $98,010,901
Shares outstanding ........................................................................ 8,645,049
Net asset value and maximum offering price per share ............................................. $11.34
Advisor Class:
Net assets, at value ....................................................................... $291,016,714
Shares outstanding ........................................................................ 25,685,456
Net asset value and maximum offering price per share ............................................. $11.33
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended November 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $55,754,999
Expenses:
Management fees (Note 3 a ) ................................................................... 8,392,003
Distribution fees: (Note 3c )
    Class A ................................................................................ 503,529
    Class A1 ............................................................................... 1,369,097
    Class C ................................................................................ 550,292
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 154,315
    Class A1 ............................................................................... 1,026,663
    Class C ................................................................................ 60,952
    Class R6 ............................................................................... 12,465
    Advisor Class ............................................................................ 109,978
Custodian fees (Note 4 ) ...................................................................... 14,267
Reports to shareholders fees .................................................................. 61,134
Registration and filing fees .................................................................... 33,766
Professional fees ........................................................................... 53,127
Trustees' fees and expenses .................................................................. 51,572
Other .................................................................................... 75,079
Total expenses ......................................................................... 12,468,239
Expense reductions (Note 4 ) ............................................................... (963)
Net expenses ......................................................................... 12,467,276
Net investment income ................................................................ 43,287,723
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,363,036
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (31,283,639)
Net realized and unrealized gain (loss) ............................................................ (22,920,603)
Net increase (decrease) in net assets resulting from operations .......................................... $20,367,120

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New York Tax-Free Income Fund
Six Months Ended
November 30, 2021
(unaudited)
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $43,287,723 $98,045,442
Net realized gain (loss) ................................................. 8,363,036 10,489,531
Net change in unrealized appreciation (depreciation) ........................... (31,283,639) 88,218,919
Net increase (decrease) in net assets resulting from operations ................ 20,367,120 196,753,892
Distributions to shareholders:
Class A ............................................................. (4,430,435) (8,335,379)
Class A1 ............................................................ (32,179,092) (74,606,389)
Class C ............................................................. (1,529,680) (4,659,740)
Class R6 ............................................................ (1,195,487) (2,247,204)
Advisor Class ........................................................ (3,571,065) (7,487,320)
Total distributions to shareholders .......................................... (42,905,759) (97,336,032)
Capital share transactions: (Note 2 )
Class A ............................................................. 61,235,033 67,323,579
Class A1 ............................................................ (82,930,702) (202,647,193)
Class C ............................................................. (58,779,869) (61,212,277)
Class R6 ............................................................ 8,884,526 15,710,771
Advisor Class ........................................................ 5,449,524 14,145,907
Total capital share transactions ............................................ (66,141,488) (166,679,213)
Net increase (decrease) in net assets ................................... (88,680,127) (67,261,353)
Net assets:
Beginning of period ..................................................... 3,722,222,697 3,789,484,050
End of period .......................................................... $3,633,542,570 $3,722,222,697

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
As approved by the Fund’s Board of Trustees (the Board)
at a meeting held on December 9, 2021, the Fund’s fiscal
year-end will be changed to February 28 effective February
28, 2022. This will result in the Fund having a fiscal year
that is shorter than a full calendar year for the period ended
February 28, 2022.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE) whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board,
the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Fund may utilize independent pricing
services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of November 30, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At November 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors or trustees of the following subsidiaries:
Six Months Ended
November 30, 2021
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,406,937 $84,455,318 10,225,116 $115,157,298
Shares issued in reinvestment of distributions .......... 353,441 4,011,049 658,208 7,411,579
Shares redeemed ............................... (2,397,320) (27,231,334) (4,909,448) (55,245,298)
Net increase (decrease) .......................... 5,363,058 $61,235,033 5,973,876 $67,323,579
Class A1 Shares:
Shares sold ................................... 1,948,515 $22,188,636 4,477,108 $50,496,809
Shares issued in reinvestment of distributions .......... 2,398,898 27,251,145 5,464,248 61,556,416
Shares redeemed ............................... (11,635,414) (132,370,483) (27,907,561) (314,700,418)
Net increase (decrease) .......................... (7,288,001) $(82,930,702) (17,966,205) $(202,647,193)
Class C Shares:
Shares sold ................................... 493,758 $5,610,841 1,647,201 $18,546,080
Shares issued in reinvestment of distributions .......... 131,624 1,495,158 390,015 4,387,765
Shares redeemed
a
.............................. (5,779,986) (65,885,868) (7,479,928) (84,146,122)
Net increase (decrease) .......................... (5,154,604) $(58,779,869) (5,442,712) $(61,212,277)
Class R6 Shares:
Shares sold ................................... 1,432,773 $16,383,524 2,467,998 $27,856,052
Shares issued in reinvestment of distributions .......... 96,757 1,100,718 192,893 2,176,401
Shares redeemed ............................... (755,751) (8,599,716) (1,269,455) (14,321,682)
Net increase (decrease) .......................... 773,779 $8,884,526 1,391,436 $15,710,771
Advisor Class Shares:
Shares sold ................................... 2,589,342 $29,518,071 5,912,957 $66,693,342
Shares issued in reinvestment of distributions .......... 287,945 3,273,017 591,822 6,673,229
Shares redeemed ............................... (2,404,396) (27,341,564) (5,253,825) (59,220,664)
Net increase (decrease) .......................... 472,891 $5,449,524 1,250,954 $14,145,907
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended November 30, 2021, the annualized gross effective investment management fee rate was 0.454% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,817
CDSC retained .............................................................................. $9,905
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended November 30, 2021, the Fund paid transfer agent fees of $1,364,373, of which $595,923 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2022.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended November 30, 2021, these purchase and sale transactions aggregated $74,131,108 and $68,649,914, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2021, the capital loss carryforwards were as follows:
At November 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $82,631,244
Long term ................................................................................ 266,518,318
Total capital loss carryforwards ............................................................... $349,149,562
Cost of investments .......................................................................... $3,330,572,443
Unrealized appreciation ........................................................................ $309,996,795
Unrealized depreciation ........................................................................ (3,691,944)
Net unrealized appreciation (depreciation) .......................................................... $306,304,851
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2021, aggregated
$340,069,047 and $360,147,250, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2021, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At November 30, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
FGIC
Financial Guaranty Insurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
10. Fair Value Measurements
(continued)

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1115 S 01/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin New York Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.            N/A

Item 5. Audit Committee
of Listed Registrants.              N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date January 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date January 26, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date January 26, 2022